T. ROWE PRICE Small-Cap Index Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.4%
COMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 0.6%
Anterix (1) 417 24
ATN International  371 15
Bandwidth, Class A (1) 802 26
Cogent Communications Holdings  1,605 106
Consolidated Communications Holdings (1) 2,697 16
EchoStar, Class A (1) 1,382 34
Globalstar (1)(2) 21,802 32
IDT, Class B (1) 511 17
Iridium Communications (1) 4,364 176
Liberty Latin America, Class A (1) 1,488 14
Liberty Latin America, Class C (1) 5,628 54
Ooma (1) 771 12
Radius Global Infrastructure, Class A (1) 2,636 38
Telesat (1) 251 4
568
Entertainment 0.8%
AMC Entertainment Holdings, Class A (1)(2) 18,794 463
Chicken Soup For The Soul Entertainment (1)(2) 276 2
Cinemark Holdings (1)(2) 3,957 69
CuriosityStream (1) 1,095 3
Eros STX Global (1)(2) 560 2
IMAX (1) 1,832 35
Liberty Braves, Class A (1) 1,323 37
Liberty Braves, Class C (1)(2) 356 10
Lions Gate Entertainment, Class A (1) 2,153 35
Lions Gate Entertainment, Class B (1) 4,313 65
LiveOne (1) 2,675 2
Madison Square Garden Entertainment (1) 927 77
Marcus (1) 795 14
814
Interactive Media & Services 0.6%
Cargurus (1) 3,470 147
Cars.com (1) 2,536 37
Eventbrite, Class A (1) 2,794 41
EverQuote, Class A (1) 716 12
fuboTV (1)(2) 4,936 32
Liberty TripAdvisor Holdings, Class A (1) 2,688 6
MediaAlpha, Class A (1) 764 13
Outbrain (1) 856 9
QuinStreet (1) 1,777 21

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Society Pass (1)(2) 94 —
TrueCar (1) 3,354 13
Yelp (1) 2,568 88
Ziff Davis (1) 1,585 153
572
Media 1.0%
Advantage Solutions (1)(2) 2,734 18
AMC Networks, Class A (1) 1,021 42
Audacy (1) 4,158 12
Boston Omaha, Class A (1) 734 19
Cardlytics (1)(2) 1,145 63
Clear Channel Outdoor Holdings (1) 13,130 45
comScore (1) 2,582 8
Daily Journal (1) 47 15
Digital Media Solutions, Class A (1) 81 —
Emerald Holding (1) 867 3
Entravision Communications, Class A  2,225 14
EW Scripps, Class A (1) 2,072 43
Fluent (1) 1,969 4
Gannett (1) 5,129 23
Gray Television  3,163 70
Hemisphere Media Group (1) 645 3
iHeartMedia, Class A (1) 4,063 77
Integral Ad Science Holding (1) 1,136 16
John Wiley & Sons, Class A  1,624 86
Magnite (1) 4,713 62
Media General, CVR (1)(3) 301 —
National CineMedia  2,141 5
Scholastic  998 40
Sinclair Broadcast Group, Class A  1,671 47
Stagwell (1) 2,232 16
TechTarget (1) 927 75
TEGNA  8,096 181
Thryv Holdings (1) 313 9
WideOpenWest (1) 1,913 33
1,029
Wireless Telecommunication Services 0.2%
Gogo (1)(2) 2,209 42
Shenandoah Telecommunications  1,777 42
Telephone & Data Systems  3,687 70
United States Cellular (1) 595 18
172
Total Communication Services 3,155

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY 10.0%
Auto Components 1.1%
Adient (1) 3,447 141
American Axle & Manufacturing Holdings (1) 4,076 32
Cooper-Standard Holdings (1) 639 6
Dana  5,324 94
Dorman Products (1) 932 89
Fox Factory Holding (1) 1,540 151
Gentherm (1) 1,181 86
Goodyear Tire & Rubber (1) 10,042 143
LCI Industries  899 93
Modine Manufacturing (1) 1,763 16
Motorcar Parts of America (1) 702 12
Patrick Industries  791 48
Standard Motor Products  718 31
Stoneridge (1) 966 20
Tenneco, Class A (1) 2,533 46
Visteon (1) 1,014 111
XL Fleet (1) 4,222 8
XPEL (1) 616 32
1,159
Automobiles 0.2%
Arcimoto (1)(2) 989 7
Canoo (1)(2) 3,795 21
Fisker (1)(2) 5,966 77
Lordstown Motors, Class A (1)(2) 5,672 19
Winnebago Industries  1,148 62
Workhorse Group (1)(2) 5,635 28
214
Distributors 0.0%
Funko, Class A (1) 1,016 18
Greenlane Holdings, Class A (1)(2) 2,017 1
19
Diversified Consumer Services 0.7%
2U (1)(2) 2,696 36
Adtalem Global Education (1) 1,825 54
American Public Education (1) 664 14
Carriage Services  571 30
Coursera (1) 2,649 61
European Wax Center, Class A (1) 511 15
Graham Holdings, Class B  135 83
Houghton Mifflin Harcourt (1) 4,686 99
Laureate Education, Class A  3,597 43

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OneSpaWorld Holdings (1) 1,976 20
Perdoceo Education (1) 2,518 29
PowerSchool Holdings, Class A (1) 1,608 27
Regis (1)(2) 1,559 3
StoneMor (1) 1,273 3
Strategic Education  850 56
Stride (1) 1,545 56
Udemy (1) 515 6
Vivint Smart Home (1) 3,266 22
WW International (1) 1,932 20
677
Hotels, Restaurants & Leisure 2.4%
Accel Entertainment (1) 2,017 25
Bally's (1) 1,170 36
Biglari Holdings, Class B (1) 38 5
BJ's Restaurants (1) 802 23
Bloomin' Brands  3,236 71
Bluegreen Vacations Holding (1) 554 16
Brinker International (1) 1,581 60
Carrols Restaurant Group  1,137 3
Century Casinos (1) 960 11
Cheesecake Factory (1) 1,732 69
Chuy's Holdings (1) 759 20
Cracker Barrel Old Country Store  871 103
Dave & Buster's Entertainment (1) 1,556 76
Denny's (1) 2,227 32
Dine Brands Global  577 45
Drive Shack (1)(2) 3,825 6
El Pollo Loco Holdings (1) 660 8
Esports Technologies (1) 457 3
Everi Holdings (1) 3,167 67
F45 Training Holdings (1) 1,118 12
Fiesta Restaurant Group (1) 659 5
First Watch Restaurant Group (1)(2) 428 6
Full House Resorts (1) 1,170 11
GAN (1) 1,358 7
Golden Entertainment (1) 590 34
Golden Nugget Online Gaming (1) 1,542 11
Hall of Fame Resort & Entertainment (1)(2) 2,806 3
Hilton Grand Vacations (1) 3,121 162
International Game Technology (2) 3,647 90
Jack in the Box (2) 746 70
Krispy Kreme (2) 3,100 46
Kura Sushi USA, Class A (1) 159 9
Life Time Group Holdings (1) 1,386 20

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lindblad Expeditions Holdings (1) 1,119 17
Monarch Casino & Resort (1) 451 39
Nathan's Famous  93 5
NEOGAMES (1) 424 7
Noodles (1) 1,413 8
ONE Group Hospitality (1) 735 8
Papa John's International  1,211 127
PlayAGS (1) 984 7
Portillo's, Class A (1) 874 21
RCI Hospitality Holdings  312 19
Red Robin Gourmet Burgers (1) 594 10
Red Rock Resorts, Class A  1,992 97
Rush Street Interactive (1) 1,930 14
Ruth's Hospitality Group  1,220 28
Scientific Games (1) 3,486 205
SeaWorld Entertainment (1) 1,874 140
Shake Shack, Class A (1) 1,320 90
Sweetgreen, Class A (1)(2) 435 14
Target Hospitality (1) 987 6
Texas Roadhouse  2,585 216
Wingstop  1,094 128
Xponential Fitness, Class A (1) 452 11
2,382
Household Durables 1.6%
Aterian (1)(2) 1,166 3
Bassett Furniture Industries  314 5
Beazer Homes USA (1) 1,032 16
Cavco Industries (1) 336 81
Century Communities  1,089 58
Ethan Allen Interiors  798 21
Flexsteel Industries  286 6
GoPro, Class A (1) 4,695 40
Green Brick Partners (1) 1,114 22
Hamilton Beach Brands Holding, Class A  272 3
Helen of Troy (1) 880 172
Hooker Furnishings  386 7
Hovnanian Enterprises, Class A (1) 171 10
Installed Building Products  838 71
iRobot (1) 932 59
KB Home  2,920 95
Landsea Homes (1) 353 3
La-Z-Boy  1,632 43
Legacy Housing (1) 265 6
LGI Homes (1) 792 77
Lifetime Brands  447 6

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lovesac (1) 471 25
M/I Homes (1) 1,007 45
MDC Holdings  2,130 81
Meritage Homes (1) 1,348 107
Purple Innovation (1)(2) 2,110 12
Skyline Champion (1) 1,961 108
Snap One Holdings (1)(2) 631 9
Sonos (1)(2) 4,720 133
Taylor Morrison Home (1) 4,318 118
Traeger (1)(2) 1,215 9
Tri Pointe Homes (1) 4,041 81
Tupperware Brands (1)(2) 1,809 35
Universal Electronics (1) 429 13
VOXX International (1) 495 5
Vuzix (1)(2) 2,157 14
Weber, Class A (2) 766 8
1,607
Internet & Direct Marketing Retail 0.4%
1-800-Flowers.com, Class A (1) 1,016 13
1stdibs.com (1) 684 5
aka Brands Holding (1) 385 2
CarParts.com (1) 1,691 11
Duluth Holdings, Class B (1) 398 5
Groupon (1)(2) 903 17
Lands' End (1) 549 9
Liquidity Services (1) 912 16
Lulu's Fashion Lounge Holdings (1) 173 1
Overstock.com (1)(2) 1,615 71
PetMed Express (2) 700 18
Porch Group (1)(2) 2,723 19
Quotient Technology (1) 3,209 21
RealReal (1)(2) 2,835 21
Rent the Runway, Class A (1) 712 5
Revolve Group (1) 1,271 68
Shutterstock  831 77
Stitch Fix, Class A (1) 2,933 30
Xometry, Class A (1) 870 32
441
Leisure Products 0.5%
Acushnet Holdings  1,292 52
American Outdoor Brands (1) 503 7
AMMO (1)(2) 3,120 15
Callaway Golf (1) 4,182 98
Clarus  948 21
Escalade  457 6

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Genius Brands International (1)(2) 9,601 10
Johnson Outdoors, Class A  203 16
Latham Group (1) 1,610 21
Malibu Boats, Class A (1) 721 42
Marine Products  264 3
MasterCraft Boat Holdings (1) 696 17
Nautilus (1) 1,111 4
Smith & Wesson Brands  1,774 27
Solo Brands, Class A (1)(2) 550 5
Sturm Ruger  603 42
Vista Outdoor (1) 2,041 73
459
Multiline Retail 0.4%
Big Lots (2) 1,065 37
Dillard's, Class A  201 54
Franchise Group  988 41
Macy's  11,031 268
400
Specialty Retail 2.1%
Aaron's  1,123 23
Abercrombie & Fitch, Class A (1) 2,073 66
Academy Sports & Outdoors  2,885 114
American Eagle Outfitters (2) 5,596 94
America's Car-Mart (1) 199 16
Arko  3,037 28
Asbury Automotive Group (1) 848 136
Barnes & Noble Education (1) 1,613 6
Bed Bath & Beyond (1)(2) 3,516 79
Big 5 Sporting Goods (2) 737 13
Boot Barn Holdings (1) 1,067 101
Buckle  1,121 37
Caleres  1,399 27
Camping World Holdings, Class A (2) 1,556 43
CarLotz (1) 3,235 4
Cato, Class A  744 11
Chico's FAS (1) 4,492 22
Children's Place (1) 483 24
Citi Trends (1)(2) 284 9
Conn's (1)(2) 697 11
Container Store Group (1) 1,132 9
Designer Brands, Class A (1) 2,246 30
Genesco (1) 505 32
Group 1 Automotive  607 102
GrowGeneration (1)(2) 2,042 19
Guess?  1,519 33

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Haverty Furniture (2) 602 16
Hibbett  484 21
JOANN (2) 419 5
Kirkland's (1)(2) 457 4
Lazydays Holdings (1)(2) 346 7
LL Flooring Holdings (1) 1,084 15
MarineMax (1) 725 29
Monro  1,251 55
Murphy USA  852 170
National Vision Holdings (1) 3,033 132
ODP (1) 1,637 75
OneWater Marine, Class A  352 12
Party City Holdco (1) 3,895 14
Rent-A-Center  2,367 60
Sally Beauty Holdings (1) 4,001 63
Shift Technologies (1)(2) 2,113 5
Shoe Carnival  626 18
Signet Jewelers  1,970 143
Sleep Number (1) 770 39
Sonic Automotive, Class A  743 32
Sportsman's Warehouse Holdings (1) 1,549 17
Tilly's, Class A  799 7
Torrid Holdings (1)(2) 749 5
TravelCenters of America (1) 424 18
Urban Outfitters (1) 2,535 64
Winmark  123 27
Zumiez (1) 733 28
2,170
Textiles, Apparel & Luxury Goods 0.6%
Crocs (1) 2,149 164
Fossil Group (1) 1,691 16
G-III Apparel Group (1) 1,556 42
Kontoor Brands  1,930 80
Movado Group  536 21
Oxford Industries  560 51
PLBY Group (1) 1,050 14
Rocky Brands  253 11
Steven Madden  2,958 114
Superior Group  443 8
Unifi (1) 540 10
Vera Bradley (1) 1,068 8
Wolverine World Wide  2,987 67
606
Total Consumer Discretionary 10,134

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 3.5%
Beverages 0.4%
Celsius Holdings (1)(2) 2,010 111
Coca-Cola Consolidated  167 83
Duckhorn Portfolio (1) 1,280 23
MGP Ingredients (2) 502 43
National Beverage  907 39
Primo Water  5,755 82
Zevia PBC, Class A (1) 381 2
383
Food & Staples Retailing 1.2%
Andersons  1,104 56
BJ's Wholesale Club Holdings (1) 5,048 341
Chefs' Warehouse (1) 1,110 36
HF Foods Group (1) 1,388 9
Ingles Markets, Class A  497 44
MedAvail Holdings (1) 1,085 1
Natural Grocers by Vitamin Cottage  381 7
Performance Food Group (1) 5,571 284
PriceSmart  866 68
Rite Aid (1)(2) 2,035 18
SpartanNash  1,274 42
Sprouts Farmers Market (1) 4,099 131
United Natural Foods (1) 2,143 89
Village Super Market, Class A  361 9
Weis Markets  583 42
1,177
Food Products 1.0%
AppHarvest (1)(2) 2,546 14
B&G Foods  2,367 64
Calavo Growers  620 22
Cal-Maine Foods  1,539 85
Fresh Del Monte Produce  1,186 31
Hostess Brands (1) 5,071 111
J & J Snack Foods  540 84
John B. Sanfilippo & Son  321 27
Laird Superfood (1) 194 1
Lancaster Colony  689 103
Landec (1) 996 11
Limoneira  640 9
Mission Produce (1) 1,331 17
Sanderson Farms  736 138
Seneca Foods, Class A (1) 206 11
Simply Good Foods (1) 3,117 118

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sovos Brands (1) 981 14
Tattooed Chef (1)(2) 1,760 22
Tootsie Roll Industries (2) 579 20
TreeHouse Foods (1) 1,940 62
Utz Brands (2) 2,170 32
Vita Coco (1) 429 4
Vital Farms (1) 862 11
Whole Earth Brands (1) 1,358 10
1,021
Household Products 0.2%
Central Garden & Pet (1) 350 15
Central Garden & Pet, Class A (1) 1,408 58
Energizer Holdings  2,401 74
Oil-Dri  189 5
WD-40  495 91
243
Personal Products 0.6%
Beauty Health (1)(2) 3,203 54
BellRing Brands (1) 4,094 95
Edgewell Personal Care  2,018 74
elf Beauty (1) 1,781 46
Honest (1) 3,116 16
Inter Parfums  620 55
Medifast  417 71
Nature's Sunshine Products (1) 441 7
NewAge (1) 5,520 3
Nu Skin Enterprises, Class A  1,854 89
Revlon, Class A (1) 261 2
Thorne HealthTech (1) 400 3
USANA Health Sciences (1) 429 34
Veru (1) 2,268 11
560
Tobacco 0.1%
22nd Century Group (1)(2) 5,786 13
Turning Point Brands  484 17
Universal  847 49
Vector Group  5,287 64
143
Total Consumer Staples 3,527
ENERGY 6.6%
Energy Equipment & Services 1.2%
Archrock  4,910 45
Bristow Group (1) 842 31

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cactus, Class A  1,970 112
ChampionX (1) 7,349 180
DMC Global (1) 667 20
Dril-Quip (1) 1,237 46
Expro Group (1) 1,731 31
Helix Energy Solutions Group (1) 5,110 24
Helmerich & Payne  3,729 160
Liberty Oilfield Services, Class A (1) 3,376 50
Nabors Industries (1) 263 40
National Energy Services Reunited (1) 1,478 12
Newpark Resources (1) 3,212 12
NexTier Oilfield Solutions (1) 6,305 58
Oceaneering International (1) 3,568 54
Oil States International (1) 2,144 15
Patterson-UTI Energy  6,778 105
ProPetro Holding (1) 3,151 44
RPC (1) 2,548 27
Select Energy Services, Class A (1) 2,284 20
Solaris Oilfield Infrastructure, Class A  1,217 14
TETRA Technologies (1) 4,431 18
Tidewater (1) 1,497 33
U.S. Silica Holdings (1) 2,730 51
1,202
Oil, Gas & Consumable Fuels 5.4%
Aemetis (1) 958 12
Alto Ingredients (1) 2,699 18
Antero Resources (1) 10,438 319
Arch Resources (2) 556 76
Berry  2,433 25
Brigham Minerals, Class A  1,629 42
California Resources  2,974 133
Callon Petroleum (1) 1,803 106
Centennial Resource Development, Class A (1) 6,699 54
Centrus Energy, Class A (1) 345 12
Chesapeake Energy (2) 3,817 332
Civitas Resources  1,634 98
Clean Energy Fuels (1) 5,683 45
CNX Resources (1) 7,289 151
Comstock Resources (1) 3,328 43
CONSOL Energy (1) 1,225 46
Crescent Energy, Class A (2) 1,097 19
CVR Energy  1,079 28
Delek U.S. Holdings (1) 2,445 52
Denbury (1) 1,886 148
DHT Holdings  5,070 29

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dorian LPG  1,164 17
Earthstone Energy, Class A (1) 1,156 15
Energy Fuels (1)(2) 5,693 52
Equitrans Midstream  14,947 126
Falcon Minerals  1,566 11
Frontline (1) 4,472 39
Gevo (1)(2) 7,235 34
Golar LNG (1) 3,724 92
Green Plains (1) 1,764 55
HighPeak Energy  235 5
International Seaways  1,652 30
Kinetik Holdings  126 8
Kosmos Energy (1) 16,326 117
Laredo Petroleum (1) 462 37
Magnolia Oil & Gas, Class A  5,283 125
Matador Resources  4,002 212
Murphy Oil  5,365 217
Nordic American Tankers  6,122 13
Northern Oil & Gas  2,254 64
Oasis Petroleum  720 105
Ovintiv  9,572 518
Par Pacific Holdings (1) 1,584 21
PBF Energy, Class A (1) 3,546 86
PDC Energy  3,561 259
Peabody Energy (1) 3,213 79
Range Resources (1) 8,771 266
Ranger Oil, Class A (1) 757 26
Renewable Energy Group (1) 1,679 102
REX American Resources (1) 187 19
Riley Exploration Permian  373 9
Scorpio Tankers  1,799 38
SFL  4,498 46
SM Energy  4,339 169
Southwestern Energy (1) 37,060 266
Talos Energy (1) 1,393 22
Teekay (1) 2,526 8
Teekay Tankers, Class A (1) 896 12
Tellurian (1) 13,503 72
Uranium Energy (1)(2) 9,619 44
Ur-Energy (1) 6,825 11
W&T Offshore (1) 3,263 12
Whiting Petroleum  1,398 114
World Fuel Services  2,262 61
5,422
Total Energy 6,624

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS 15.6%
Banks 8.7%
1st Source  625 29
Allegiance Bancshares  704 31
Amalgamated Financial  444 8
Amerant Bancorp  952 30
American National Bankshares  368 14
Ameris Bancorp  2,457 108
Arrow Financial  460 15
Associated Banc-Corp  5,463 124
Atlantic Union Bankshares  2,778 102
Banc of California  1,981 38
BancFirst  611 51
Bancorp (1) 1,923 55
Bank First (2) 253 18
Bank of Marin Bancorp  530 19
Bank of NT Butterfield & Son  1,876 67
BankUnited  3,116 137
Banner  1,212 71
Bar Harbor Bankshares  503 14
Berkshire Hills Bancorp  1,803 52
Blue Ridge Bankshares  657 10
Brookline Bancorp  2,818 45
Business First Bancshares  644 16
Byline Bancorp  894 24
Cadence Bank  6,573 192
Cambridge Bancorp  234 20
Camden National  529 25
Capital Bancorp  277 6
Capital City Bank Group  534 14
Capstar Financial Holdings  731 15
Carter Bankshares (1) 949 17
Cathay General Bancorp  2,663 119
CBTX  652 20
Central Pacific Financial  1,012 28
Citizens & Northern  570 14
City Holding  524 41
Civista Bancshares  585 14
CNB Financial  611 16
Coastal Financial (1) 378 17
Columbia Banking System  2,881 93
Community Bank System  1,987 139
Community Trust Bancorp  558 23
ConnectOne Bancorp  1,309 42
CrossFirst Bankshares (1) 1,676 26

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Customers Bancorp (1) 1,076 56
CVB Financial  4,976 116
Dime Community Bancshares  1,188 41
Eagle Bancorp  1,120 64
Eastern Bankshares  6,255 135
Enterprise Bancorp  328 13
Enterprise Financial Services  1,228 58
Equity Bancshares, Class A  464 15
Farmers National Banc  1,164 20
FB Financial  1,261 56
Fidelity D&D Bancorp  119 6
Financial Institutions  581 18
First Bancorp  365 11
First Bancorp North Carolina  1,295 54
First BanCorp Puerto Rico  7,313 96
First Bancshares  729 25
First Bank New Jersey  589 8
First Busey  1,852 47
First Commonwealth Financial  3,473 53
First Community Bankshares  552 16
First Financial  381 17
First Financial Bancorp  3,370 78
First Financial Bankshares  4,778 211
First Foundation  1,864 45
First Internet Bancorp  359 15
First Interstate BancSystem, Class A  3,189 117
First Merchants  1,993 83
First Mid Bancshares  596 23
First of Long Island  803 16
Five Star Bancorp  430 12
Flushing Financial  1,054 24
Fulton Financial  5,846 97
German American Bancorp  949 36
Glacier Bancorp  3,985 200
Great Southern Bancorp  354 21
Guaranty Bancshares  272 10
Hancock Whitney  3,164 165
Hanmi Financial  1,129 28
HarborOne Bancorp  1,502 21
HBT Financial  350 6
Heartland Financial USA  1,431 68
Heritage Commerce  2,096 24
Heritage Financial  1,223 31
Hilltop Holdings  2,297 68
Home BancShares  5,600 127
HomeStreet  684 32

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HomeTrust Bancshares  568 17
Hope Bancorp  4,195 67
Horizon Bancorp  1,512 28
Independent Bank, (MA)  1,720 141
Independent Bank, (MI)  782 17
Independent Bank Group  1,336 95
International Bancshares  1,997 84
Investors Bancorp  8,392 125
Lakeland Bancorp  2,250 38
Lakeland Financial  866 63
Live Oak Bancshares  1,206 61
Macatawa Bank  926 8
Mercantile Bank  527 19
Meta Financial Group  1,036 57
Metrocity Bankshares  695 16
Metropolitan Bank Holding (1) 369 38
Mid Penn Bancorp  485 13
Midland States Bancorp  728 21
MidWestOne Financial Group  545 18
MVB Financial  359 15
National Bank Holdings, Class A  1,012 41
NBT Bancorp  1,565 57
Nicolet Bankshares (1) 439 41
Northrim BanCorp  191 8
Northwest Bancshares  4,443 60
OceanFirst Financial  2,127 43
OFG Bancorp  1,812 48
Old National Bancorp  10,777 177
Old Second Bancorp  982 14
Origin Bancorp  792 34
Orrstown Financial Services  443 10
Pacific Premier Bancorp  3,414 121
Park National  528 69
Peapack-Gladstone Financial  599 21
Peoples Bancorp  939 29
Peoples Financial Services  248 13
Preferred Bank  473 35
Premier Financial  1,301 39
Primis Financial  871 12
QCR Holdings  611 35
RBB Bancorp  560 13
Red River Bancshares  157 8
Renasant  1,942 65
Republic Bancorp, Class A  362 16
Republic First Bancorp (1) 1,632 8
S&T Bancorp  1,360 40

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sandy Spring Bancorp  1,589 71
Seacoast Banking  2,041 71
ServisFirst Bancshares  1,863 178
Sierra Bancorp  548 14
Silvergate Capital, Class A (1) 1,022 154
Simmons First National, Class A  4,026 106
SmartFinancial  551 14
South Plains Financial  353 9
Southern First Bancshares (1) 252 13
Southside Bancshares  1,185 48
SouthState  2,814 230
Spirit of Texas Bancshares  512 13
Stock Yards Bancorp  839 44
Summit Financial Group  393 10
Texas Capital Bancshares (1) 1,897 109
Third Coast Bancshares (1) 205 5
Tompkins Financial  485 38
Towne Bank  2,484 74
TriCo Bancshares  967 39
TriState Capital Holdings (1) 1,094 36
Triumph Bancorp (1) 868 82
Trustmark  2,207 67
UMB Financial  1,644 160
United Bankshares  4,870 170
United Community Banks  3,790 132
Univest Financial  1,067 29
Valley National Bancorp  14,614 190
Veritex Holdings  1,689 64
Washington Trust Bancorp  588 31
WesBanco  2,167 74
West BanCorp  605 16
Westamerica BanCorp  906 55
8,786
Capital Markets 1.5%
Artisan Partners Asset Management, Class A  2,117 83
AssetMark Financial Holdings (1) 671 15
Associated Capital Group, Class A  61 2
B. Riley Financial  705 49
BGC Partners, Class A  11,553 51
Blucora (1) 1,770 35
Brightsphere Investment Group  1,139 28
Cohen & Steers  884 76
Cowen, Class A  930 25
Diamond Hill Investment Group  111 21
Donnelley Financial Solutions (1) 1,111 37

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federated Hermes, Class B  3,404 116
Focus Financial Partners, Class A (1) 2,392 109
GAMCO Investors, Class A  148 3
GCM Grosvenor, Class A  1,644 16
Greenhill  537 8
Hamilton Lane, Class A  1,240 96
Houlihan Lokey  1,901 167
Moelis, Class A  2,271 107
Open Lending, Class A (1) 3,815 72
Oppenheimer Holdings, Class A  308 13
Piper Sandler  638 84
PJT Partners, Class A  824 52
Pzena Investment Management, Class A  572 5
Sculptor Capital Management  775 11
StepStone Group, Class A  1,709 56
StoneX Group (1) 619 46
Value Line  33 2
Virtus Investment Partners  267 64
WisdomTree Investments  4,895 29
1,478
Consumer Finance 0.7%
Atlanticus Holdings (1) 174 9
Curo Group Holdings  742 10
Encore Capital Group (1) 871 55
Enova International (1) 1,364 52
EZCORP, Class A (1) 1,862 11
FirstCash Holdings  1,410 99
Green Dot, Class A (1) 1,958 54
LendingClub (1) 3,642 57
LendingTree (1) 425 51
Navient  5,529 94
Nelnet, Class A  591 50
Oportun Financial (1) 856 12
PRA Group (1) 1,535 69
PROG Holdings (1) 2,093 60
Regional Management  265 13
World Acceptance (1) 154 30
726
Diversified Financial Services 0.1%
Alerus Financial  545 15
A-Mark Precious Metals  320 25
Banco Latinoamericano de Comercio Exterior, Class E  1,130 17
Cannae Holdings (1) 3,120 75
132

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insurance 1.9%
Ambac Financial Group (1) 1,600 17
American Equity Investment Life Holding  3,034 121
American National Group  280 53
AMERISAFE  658 33
Argo Group International Holdings  1,198 49
Bright Health Group (1)(2) 9,620 19
BRP Group, Class A (1) 1,747 47
Citizens (1) 1,827 8
CNO Financial Group  4,435 111
Crawford, Class A  544 4
Donegal Group, Class A  614 8
eHealth (1) 916 11
Employers Holdings  991 41
Enstar Group (1) 450 118
Genworth Financial, Class A (1) 18,443 70
Goosehead Insurance, Class A  629 49
Greenlight Capital Re, Class A (1) 986 7
HCI Group  189 13
Heritage Insurance Holdings  896 6
Horace Mann Educators  1,550 65
Investors Title  55 11
James River Group Holdings  1,358 34
Kinsale Capital Group  787 179
Maiden Holdings (1) 2,450 6
MBIA (1) 1,794 28
MetroMile (1) 3,854 5
National Western Life Group, Class A  99 21
NI Holdings (1) 397 7
Palomar Holdings (1) 855 55
ProAssurance  1,972 53
RLI  1,461 162
Safety Insurance Group  512 46
Selective Insurance Group  2,210 197
Selectquote (1) 4,776 13
SiriusPoint (1) 3,162 24
Stewart Information Services  945 57
Tiptree  863 11
Trean Insurance Group (1) 538 3
Trupanion (1) 1,393 124
United Fire Group  722 22
United Insurance Holdings  597 2
Universal Insurance Holdings  960 13
1,923

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mortgage Real Estate Investment Trusts 1.3%
AFC Gamma, REIT  572 11
Angel Oak Mortgage, REIT  399 7
Apollo Commercial Real Estate Finance, REIT  5,158 72
Arbor Realty Trust, REIT  5,281 90
Ares Commercial Real Estate, REIT  1,645 26
ARMOUR Residential REIT, REIT (2) 3,313 28
Blackstone Mortgage Trust, Class A, REIT  5,745 183
BrightSpire Capital, REIT  3,072 28
Broadmark Realty Capital, REIT (2) 4,679 40
Chicago Atlantic Real Estate Finance  211 4
Chimera Investment, REIT  8,568 103
Dynex Capital, REIT (2) 1,352 22
Ellington Financial, REIT  1,964 35
Franklin BSP Realty Trust, REIT  1,304 18
Granite Point Mortgage Trust, REIT  1,966 22
Great Ajax, REIT  740 9
Hannon Armstrong Sustainable Infrastructure Capital, REIT (2) 2,814 133
Invesco Mortgage Capital, REIT (2) 11,396 26
KKR Real Estate Finance Trust, REIT  1,312 27
Ladder Capital, REIT  4,153 49
MFA Financial, REIT  16,106 65
New York Mortgage Trust, REIT  13,739 50
Orchid Island Capital, REIT (2) 4,893 16
PennyMac Mortgage Investment Trust, REIT (2) 3,599 61
Ready Capital, REIT  2,474 37
Redwood Trust, REIT  4,200 44
TPG RE Finance Trust, REIT  2,211 26
Two Harbors Investment, REIT (2) 12,506 69
1,301
Thrifts & Mortgage Finance 1.4%
Axos Financial (1) 2,123 98
Blue Foundry Bancorp (1) 968 13
Bridgewater Bancshares (1) 763 13
Capitol Federal Financial  4,725 51
Columbia Financial (1) 1,414 30
Enact Holdings  521 11
Essent Group  3,946 163
Federal Agricultural Mortgage, Class C  334 36
Finance of America, Class A (1) 641 2
Flagstar Bancorp  1,941 82
FS Bancorp  252 8
Hingham Institution For Savings  55 19
Home Bancorp  247 10
Home Point Capital  258 1

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kearny Financial  2,393 31
Luther Burbank  545 7
Merchants Bancorp  507 14
Mr Cooper Group (1) 2,294 105
NMI Holdings, Class A (1) 3,102 64
Northfield Bancorp  1,578 23
Ocwen Financial (1) 363 9
PCSB Financial  42 1
PennyMac Financial Services  1,080 57
Pioneer Bancorp (1) 539 6
Provident Bancorp  609 10
Provident Financial Services  2,729 64
Radian Group  6,565 146
Southern Missouri Bancorp  245 12
TrustCo Bank  669 21
Velocity Financial (1) 432 5
Walker & Dunlop  1,064 138
Washington Federal  2,391 78
Waterstone Financial  783 15
WSFS Financial  2,397 112
1,455
Total Financials 15,801
HEALTH CARE 16.3%
Biotechnology 6.8%
2seventy bio (1)(2) 909 16
4D Molecular Therapeutics (1) 1,056 16
89bio (1) 493 2
ACADIA Pharmaceuticals (1) 4,418 107
Acumen Pharmaceuticals (1) 862 3
Adagio Therapeutics (1)(2) 2,075 9
Adicet Bio (1) 911 18
Aduro Biotech, CVR (1)(3) 35 —
Adverum Biotechnologies (1) 2,621 3
Aeglea BioTherapeutics (1) 1,378 3
Aerovate Therapeutics (1) 476 9
Affimed (1) 4,222 18
Agenus (1) 7,835 19
Agios Pharmaceuticals (1) 2,015 59
Akebia Therapeutics (1)(2) 6,256 4
Akero Therapeutics (1) 972 14
Akouos (1) 1,020 5
Alaunos Therapeutics (1) 7,834 5
Albireo Pharma (1) 623 19
Aldeyra Therapeutics (1) 1,676 7

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Alector (1) 2,111 30
Aligos Therapeutics (1) 642 1
Alkermes (1) 5,854 154
Allakos (1) 1,170 7
Allogene Therapeutics (1)(2) 2,433 22
Allovir (1)(2) 987 7
Alpine Immune Sciences (1)(2) 415 4
Altimmune (1) 1,359 8
ALX Oncology Holdings (1)(2) 645 11
Amicus Therapeutics (1) 9,566 91
AnaptysBio (1) 748 18
Anavex Life Sciences (1)(2) 2,494 31
Anika Therapeutics (1) 480 12
Annexon (1) 1,165 3
Apellis Pharmaceuticals (1) 2,867 146
Applied Molecular Transport (1)(2) 910 7
Applied Therapeutics (1)(2) 1,438 3
AquaBounty Technologies (1) 2,175 4
Arbutus Biopharma (1) 3,125 9
Arcellx (1) 321 4
Arcturus Therapeutics Holdings (1) 795 21
Arcus Biosciences (1) 1,665 53
Arcutis Biotherapeutics (1)(2) 1,019 20
Ardelyx (1) 3,379 4
Arrowhead Pharmaceuticals (1) 3,746 172
Atara Biotherapeutics (1) 3,138 29
Athenex (1) 3,047 3
Athersys (1)(2) 7,201 4
Atossa Therapeutics (1)(2) 4,046 5
Atreca, Class A (1) 915 3
Aura Biosciences (1) 163 4
Avalo Therapeutics (1) 1,654 1
Avid Bioservices (1) 2,268 46
Avidity Biosciences (1) 1,375 25
Avita Medical (1)(2) 839 7
Avrobio (1) 1,081 1
Beam Therapeutics (1) 1,909 109
Beyondspring (1)(2) 655 1
BioAtla (1) 456 2
BioCryst Pharmaceuticals (1) 6,588 107
Biohaven Pharmaceutical Holding (1) 2,030 241
Biomea Fusion (1) 704 3
Bioxcel Therapeutics (1) 650 14
Black Diamond Therapeutics (1) 653 2
Bluebird Bio (1) 2,483 12
Blueprint Medicines (1) 2,171 139

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bolt Biotherapeutics (1) 807 2
Bridgebio Pharma (1)(2) 3,844 39
Brooklyn ImmunoTherapeutics (1)(2) 1,271 3
C4 Therapeutics (1) 1,427 35
Cardiff Oncology (1)(2) 1,410 3
CareDx (1) 1,883 70
Caribou Biosciences (1) 1,793 16
Catalyst Pharmaceuticals (1) 3,524 29
Celcuity (1) 374 3
Celldex Therapeutics (1) 1,706 58
CEL-SCI (1) 1,245 5
Century Therapeutics (1) 623 8
Cerevel Therapeutics Holdings (1) 1,530 54
ChemoCentryx (1) 2,003 50
Chimerix (1) 2,637 12
Chinook Therapeutics (1) 1,453 24
Clene (1)(2) 1,144 5
Clovis Oncology (1) 4,487 9
Codiak Biosciences (1)(2) 561 4
Cogent Biosciences (1) 1,283 10
Coherus Biosciences (1) 2,411 31
Cortexyme (1)(2) 661 4
Crinetics Pharmaceuticals (1) 1,683 37
Cue Biopharma (1) 1,077 5
Cullinan Oncology (1)(2) 890 9
Curis (1) 3,110 7
Cymabay Therapeutics (1) 3,106 10
Cyteir Therapeutics (1)(2) 629 2
Cytokinetics (1) 2,894 107
CytomX Therapeutics (1) 2,252 6
Day One Biopharmaceuticals (1)(2) 802 8
Deciphera Pharmaceuticals (1) 1,368 13
Denali Therapeutics (1) 3,329 107
DermTech (1)(2) 853 13
Design Therapeutics (1) 987 16
Dynavax Technologies (1)(2) 3,965 43
Dyne Therapeutics (1) 1,116 11
Eagle Pharmaceuticals (1) 392 19
Editas Medicine (1) 2,494 47
Eiger BioPharmaceuticals (1)(2) 1,118 9
Eliem Therapeutics (1)(2) 293 2
Emergent BioSolutions (1) 1,827 75
Enanta Pharmaceuticals (1) 698 50
Entrada Therapeutics (1) 373 3
Epizyme (1) 5,290 6
Erasca (1)(2) 2,353 20

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Evelo Biosciences (1)(2) 1,052 4
Exagen (1) 303 2
Fate Therapeutics (1) 2,989 116
FibroGen (1) 3,111 37
Finch Therapeutics Group (1) 205 1
Foghorn Therapeutics (1)(2) 698 11
Forma Therapeutics Holdings (1) 1,245 12
Forte Biosciences (1) 1,427 2
Fortress Biotech (1) 2,739 4
Frequency Therapeutics (1) 1,104 2
G1 Therapeutics (1)(2) 1,432 11
Gemini Therapeutics (1) 1,595 2
Generation Bio (1) 1,538 11
Geron (1)(2) 11,075 15
Global Blood Therapeutics (1) 2,283 79
Gossamer Bio (1) 2,245 19
Graphite Bio (1) 1,145 6
Greenwich Lifesciences (1) 134 3
Gritstone bio (1) 1,538 6
GT Biopharma (1)(2) 1,081 3
GTx, CVR (1)(3) 1 —
Halozyme Therapeutics (1) 5,080 203
Harpoon Therapeutics (1) 756 4
Heron Therapeutics (1) 3,263 19
Homology Medicines (1) 1,436 4
Hookipa Pharma (1) 685 2
Humanigen (1) 1,801 5
iBio (1) 8,559 4
Icosavax (1) 852 6
Ideaya Biosciences (1) 1,186 13
IGM Biosciences (1) 337 9
Imago Biosciences (1) 707 14
Immuneering, Class A (1) 788 5
Immunic (1) 631 7
ImmunityBio (1)(2) 2,587 15
ImmunoGen (1) 7,827 37
Immunovant (1) 1,476 8
Impel Neuropharma (1)(2) 146 1
Infinity Pharmaceuticals (1) 3,432 4
Inhibrx (1) 1,014 23
Inovio Pharmaceuticals (1)(2) 7,568 27
Inozyme Pharma (1) 405 2
Insmed (1) 4,362 102
Instil Bio (1) 1,979 21
Intellia Therapeutics (1) 2,554 186
Intercept Pharmaceuticals (1)(2) 940 15

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ironwood Pharmaceuticals (1) 5,400 68
iTeos Therapeutics (1) 723 23
IVERIC bio (1) 4,207 71
Janux Therapeutics (1)(2) 635 9
Jounce Therapeutics (1) 1,147 8
KalVista Pharmaceuticals (1) 823 12
Karuna Therapeutics (1) 806 102
Karyopharm Therapeutics (1)(2) 2,676 20
Keros Therapeutics (1)(2) 576 31
Kezar Life Sciences (1) 1,419 24
Kiniksa Pharmaceuticals, Class A (1) 1,044 10
Kinnate Biopharma (1) 884 10
Kodiak Sciences (1) 1,161 9
Kronos Bio (1) 1,375 10
Krystal Biotech (1) 709 47
Kura Oncology (1) 2,335 38
Kymera Therapeutics (1) 1,300 55
Lexicon Pharmaceuticals (1) 2,287 5
Ligand Pharmaceuticals (1) 553 62
Lineage Cell Therapeutics (1)(2) 4,248 7
Lyell Immunopharma (1)(2) 5,428 27
MacroGenics (1) 2,189 19
Madrigal Pharmaceuticals (1)(2) 424 42
Magenta Therapeutics (1)(2) 1,396 4
MannKind (1)(2) 8,978 33
MEI Pharma (1) 4,310 3
MeiraGTx Holdings (1) 1,047 14
Mersana Therapeutics (1) 2,733 11
MiMedx Group (1) 3,975 19
MiNK Therapeutics (1) 58 —
Mirum Pharmaceuticals (1) 127 3
Molecular Templates (1) 1,377 5
Monte Rosa Therapeutics (1)(2) 1,018 14
Morphic Holding (1) 780 31
Mustang Bio (1) 3,487 4
Myriad Genetics (1) 2,943 74
Neoleukin Therapeutics (1) 1,518 3
NexImmune (1) 1,452 6
Nkarta (1) 489 6
Nurix Therapeutics (1) 1,132 16
Nuvalent, Class A (1)(2) 693 10
Ocugen (1) 6,869 23
Olema Pharmaceuticals (1) 972 4
Omega Therapeutics (1)(2) 902 6
Oncocyte (1) 2,321 3
Oncorus (1) 1,119 2

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oncternal Therapeutics (1) 1,235 2
OPKO Health (1)(2) 14,604 50
Organogenesis Holdings (1) 2,548 19
ORIC Pharmaceuticals (1)(2) 1,099 6
Outlook Therapeutics (1)(2) 3,976 7
Oyster Point Pharma (1)(2) 406 5
Passage Bio (1) 1,249 4
PMV Pharmaceuticals (1)(2) 1,003 21
Portage Biotech (1) 397 3
Poseida Therapeutics (1) 892 4
Praxis Precision Medicines (1) 1,239 13
Precigen (1)(2) 3,236 7
Precision BioSciences (1) 1,712 5
Prelude Therapeutics (1)(2) 382 3
Prometheus Biosciences (1) 1,080 41
Protagonist Therapeutics (1) 1,677 40
Prothena (1) 1,360 50
PTC Therapeutics (1) 2,548 95
Puma Biotechnology (1) 1,039 3
Pyxis Oncology (1) 317 1
Radius Health (1) 1,691 15
Rallybio (1) 597 4
RAPT Therapeutics (1) 771 17
Recursion Pharmaceuticals, Class A (1) 4,207 30
REGENXBIO (1) 1,455 48
Relay Therapeutics (1)(2) 2,536 76
Reneo Pharmaceuticals (1)(2) 314 1
Replimune Group (1) 1,078 18
REVOLUTION Medicines (1) 2,169 55
Rhythm Pharmaceuticals (1) 1,578 18
Rigel Pharmaceuticals (1) 6,219 19
Rocket Pharmaceuticals (1) 1,533 24
Rubius Therapeutics (1)(2) 1,735 10
Sana Biotechnology (1)(2) 3,123 26
Sangamo Therapeutics (1) 4,217 24
Scholar Rock Holding (1)(2) 1,033 13
Selecta Biosciences (1) 3,322 4
Sensei Biotherapeutics (1) 1,221 3
Sera Prognostics, Class A (1) 429 2
Seres Therapeutics (1) 2,505 18
Sesen Bio (1) 7,018 4
Shattuck Labs (1) 993 4
Sigilon Therapeutics (1) 536 1
Silverback Therapeutics (1) 922 3
Solid Biosciences (1) 2,452 3
Sorrento Therapeutics (1)(2) 10,857 25

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Spectrum Pharmaceuticals (1) 6,743 9
Spero Therapeutics (1)(2) 833 7
SpringWorks Therapeutics (1)(2) 1,115 63
Spruce Biosciences (1) 762 2
SQZ Biotechnologies (1)(2) 789 4
Stoke Therapeutics (1) 685 14
Summit Therapeutics (1)(2) 810 2
Surface Oncology (1) 1,318 4
Sutro Biopharma (1) 1,561 13
Syndax Pharmaceuticals (1) 1,776 31
Syros Pharmaceuticals (1)(2) 2,788 3
Talaris Therapeutics (1) 736 7
Taysha Gene Therapies (1)(2) 764 5
TCR2 Therapeutics (1) 935 3
Tenaya Therapeutics (1)(2) 1,008 12
TG Therapeutics (1)(2) 4,694 45
Tobira Therapeutics, CVR (1)(3) 25 —
Tonix Pharmaceuticals Holding (1) 18,961 4
Travere Therapeutics (1) 2,154 56
Trevena (1) 6,349 3
Turning Point Therapeutics (1) 1,700 46
Twist Bioscience (1) 2,051 101
Tyra Biosciences (1) 463 5
UroGen Pharma (1)(2) 637 6
Vanda Pharmaceuticals (1) 1,999 23
Vaxart (1)(2) 4,428 22
Vaxcyte (1) 1,582 38
VBI Vaccines (1)(2) 6,949 12
Vera Therapeutics (1) 512 12
Veracyte (1) 2,439 67
Verastem (1) 5,950 8
Vericel (1) 1,717 66
Verve Therapeutics (1)(2) 1,284 29
Vigil Neuroscience (1) 237 2
Viking Therapeutics (1) 2,389 7
Vincerx Pharma (1) 546 2
Vir Biotechnology (1) 2,180 56
Viracta Therapeutics (1) 1,436 7
VistaGen Therapeutics (1) 6,617 8
Vor BioPharma (1) 820 5
Werewolf Therapeutics (1) 888 4
XBiotech  594 5
Xencor (1) 2,058 55
Xilio Therapeutics (1) 221 2
XOMA (1)(2) 216 6
Y-mAbs Therapeutics (1)(2) 1,264 15

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zentalis Pharmaceuticals (1)(2) 1,285 59
6,919
Health Care Equipment & Supplies 3.4%
Accelerate Diagnostics (1)(2) 981 1
Accuray (1) 3,168 10
Acutus Medical (1) 674 1
Alphatec Holdings (1)(2) 2,609 30
AngioDynamics (1) 1,436 31
Apyx Medical (1) 1,089 7
Artivion (1) 1,366 29
Asensus Surgical (1)(2) 8,044 5
Aspira Women's Health (1) 2,965 3
AtriCure (1) 1,589 104
Atrion  51 36
Avanos Medical (1) 1,777 60
Axogen (1) 1,402 11
Axonics (1) 1,716 107
BioLife Solutions (1) 351 8
Bioventus, Class A (1) 1,106 16
Butterfly Network (1)(2) 4,832 23
Cardiovascular Systems (1) 1,424 32
Cerus (1) 6,177 34
ClearPoint Neuro (1) 715 7
CONMED  1,063 158
CryoPort (1)(2) 1,511 53
Cue Health (1)(2) 635 4
Cutera (1) 628 43
CVRx (1) 422 3
CytoSorbents (1)(2) 1,259 4
DarioHealth (1) 468 3
Eargo (1)(2) 983 5
Glaukos (1) 1,707 99
Haemonetics (1) 1,879 119
Heska (1) 360 50
Inari Medical (1) 1,213 110
Inogen (1) 757 25
Integer Holdings (1) 1,198 97
Intersect ENT (1) 1,174 33
Invacare (1) 1,530 2
iRadimed  214 10
iRhythm Technologies (1) 1,074 169
Lantheus Holdings (1) 2,476 137
LeMaitre Vascular  695 32
LivaNova (1) 1,989 163
Lucid Diagnostics (1) 151 1

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Meridian Bioscience (1) 1,598 41
Merit Medical Systems (1) 1,918 128
Mesa Laboratories (2) 183 47
Natus Medical (1) 1,201 32
Neogen (1) 3,894 120
Neuronetics (1) 783 2
NeuroPace (1)(2) 241 2
Nevro (1) 1,220 88
NuVasive (1) 1,928 109
OraSure Technologies (1) 2,567 17
Ortho Clinical Diagnostics Holdings (1) 4,364 81
Orthofix Medical (1) 670 22
OrthoPediatrics (1) 498 27
Outset Medical (1) 1,751 80
Paragon 28 (1) 371 6
PAVmed (1)(2) 2,883 4
PROCEPT BioRobotics (1) 316 11
Pulmonx (1)(2) 932 23
Pulse Biosciences (1)(2) 449 2
Quotient (1)(2) 3,092 4
Retractable Technologies (1)(2) 511 2
RxSight (1) 628 8
SeaSpine Holdings (1) 1,170 14
Senseonics Holdings (1)(2) 15,719 31
Shockwave Medical (1) 1,228 255
SI-BONE (1) 1,179 27
Sientra (1)(2) 1,987 4
Sight Sciences (1) 787 9
Silk Road Medical (1) 1,208 50
STAAR Surgical (1) 1,781 142
Stereotaxis (1) 1,935 7
Surmodics (1) 524 24
Tactile Systems Technology (1) 679 14
Talis Biomedical (1) 897 1
TransMedics Group (1)(2) 966 26
Treace Medical Concepts (1) 1,095 21
UFP Technologies (1) 238 16
Utah Medical Products  121 11
Vapotherm (1) 806 11
Varex Imaging (1) 1,352 29
ViewRay (1) 5,536 22
Zynex (2) 878 5
3,450
Health Care Providers & Services 3.0%
1Life Healthcare (1) 4,159 46

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Accolade (1) 1,829 32
AdaptHealth (1) 2,603 42
Addus HomeCare (1) 541 50
Agiliti (1) 922 19
AirSculpt Technologies (1) 296 4
Alignment Healthcare (1) 2,941 33
AMN Healthcare Services (1) 1,718 179
Apollo Medical Holdings (1) 1,334 65
Aveanna Healthcare Holdings (1) 1,423 5
Biodesix (1)(2) 1,084 2
Brookdale Senior Living (1) 6,752 48
Castle Biosciences (1) 759 34
Community Health Systems (1) 4,516 54
CorVel (1) 317 53
Covetrus (1) 3,785 63
Cross Country Healthcare (1) 1,285 28
Ensign Group  1,956 176
Fulgent Genetics (1) 730 46
Hanger (1) 1,340 25
HealthEquity (1) 2,989 202
InfuSystem Holdings (1) 658 6
Innovage Holding (1)(2) 745 5
Invitae (1)(2) 7,329 58
Joint (1) 496 17
LHC Group (1) 1,109 187
LifeStance Health Group (1)(2) 2,633 27
MEDNAX (1) 2,735 64
ModivCare (1) 453 52
National HealthCare  464 33
National Research, Class A  464 18
Ontrak (1) 538 1
Option Care Health (1) 5,803 166
Owens & Minor  2,671 118
Patterson  3,124 101
Pennant Group (1) 986 18
PetIQ (1) 1,006 24
Privia Health Group (1) 1,578 42
Progyny (1) 2,373 122
R1 RCM (1) 4,387 117
RadNet (1) 1,697 38
Select Medical Holdings  4,000 96
Sharps Compliance (1) 671 4
SOC Telemed (1) 2,140 6
Surgery Partners (1) 1,214 67
Tenet Healthcare (1) 3,859 332
Tivity Health (1) 1,638 53

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Physical Therapy  448 45
Viemed Healthcare (1) 1,336 7
3,030
Health Care Technology 1.0%
Allscripts Healthcare Solutions (1) 4,383 99
American Well, Class A (1) 6,604 28
Computer Programs & Systems (1) 535 18
Convey Health Solutions Holdings (1) 568 4
Evolent Health, Class A (1) 2,862 92
Forian (1)(2) 675 5
Health Catalyst (1) 1,919 50
HealthStream (1) 905 18
iCAD (1) 825 4
Inspire Medical Systems (1) 978 251
Multiplan (1)(2) 11,896 56
NantHealth (1) 740 1
NextGen Healthcare (1) 2,075 43
Omnicell (1) 1,593 206
OptimizeRx (1) 636 24
Phreesia (1) 1,831 48
Schrodinger (1) 1,678 57
Simulations Plus (2) 549 28
Tabula Rasa HealthCare (1) 939 5
1,037
Life Sciences Tools & Services 0.6%
Absci (1)(2) 2,059 17
Akoya Biosciences (1) 434 5
Alpha Teknova (1) 290 4
Berkeley Lights (1) 1,743 12
Bionano Genomics (1)(2) 10,592 27
ChromaDex (1) 1,689 4
Codex DNA (1)(2) 312 2
Codexis (1) 2,259 47
Cytek Biosciences (1) 3,539 38
Harvard Bioscience (1) 1,433 9
Inotiv (1)(2) 606 16
IsoPlexis (1)(2) 251 1
MaxCyte (1)(2) 3,620 25
Medpace Holdings (1) 1,064 174
NanoString Technologies (1) 1,680 58
NeoGenomics (1) 4,125 50
Pacific Biosciences of California (1) 7,132 65
Personalis (1)(2) 1,301 11
Quanterix (1) 1,160 34
Rapid Micro Biosystems, Class A (1)(2) 519 4

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Seer (1)(2) 1,484 23
Singular Genomics Systems (1) 1,660 10
Standard BioTools (1)(2) 2,868 10
646
Pharmaceuticals 1.5%
9 Meters Biopharma (1) 7,739 5
Aclaris Therapeutics (1) 1,834 32
Aerie Pharmaceuticals (1)(2) 1,529 14
Amneal Pharmaceuticals (1) 3,626 15
Amphastar Pharmaceuticals (1) 1,404 50
Ampio Pharmaceuticals (1) 5,830 3
Amylyx Pharmaceuticals (1) 338 4
Angion Biomedica (1)(2) 649 1
ANI Pharmaceuticals (1) 376 11
Antares Pharma (1) 6,137 25
Arvinas (1) 1,771 119
Atea Pharmaceuticals (1) 2,335 17
Athira Pharma (1) 1,222 17
Axsome Therapeutics (1) 1,030 43
Cara Therapeutics (1) 1,575 19
Cassava Sciences (1)(2) 1,432 53
CinCor Pharma (1) 409 7
Citius Pharmaceuticals (1)(2) 4,508 8
Collegium Pharmaceutical (1) 1,240 25
Corcept Therapeutics (1) 3,181 72
CorMedix (1)(2) 1,358 7
DICE Therapeutics (1) 516 10
Durect (1) 8,257 6
Edgewise Therapeutics (1)(2) 1,376 13
Endo International (1) 8,322 19
Esperion Therapeutics (1)(2) 2,036 9
Evolus (1) 1,189 13
EyePoint Pharmaceuticals (1)(2) 872 11
Fulcrum Therapeutics (1) 1,019 24
Harmony Biosciences Holdings (1) 844 41
Ikena Oncology (1) 1,027 6
Innoviva (1) 1,553 30
Intra-Cellular Therapies (1) 2,952 181
Kala Pharmaceuticals (1) 1,727 2
Kaleido Biosciences (1)(2) 1,647 3
KemPharm (1)(2) 973 5
Landos Biopharma (1) 761 1
Marinus Pharmaceuticals (1)(2) 1,369 13
Mind Medicine MindMed (1)(2) 12,460 14
NGM Biopharmaceuticals (1) 1,187 18

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nuvation Bio (1)(2) 5,800 31
Ocular Therapeutix (1)(2) 2,752 14
Omeros (1)(2) 2,103 13
Oramed Pharmaceuticals (1) 1,306 11
Pacira BioSciences (1) 1,610 123
Paratek Pharmaceuticals (1)(2) 1,692 5
Phathom Pharmaceuticals (1)(2) 749 10
Phibro Animal Health, Class A  724 14
Pliant Therapeutics (1) 783 5
Prestige Consumer Healthcare (1) 1,878 99
Provention Bio (1)(2) 2,001 15
Rain Therapeutics (1) 510 3
Reata Pharmaceuticals, Class A (1)(2) 972 32
Relmada Therapeutics (1) 875 24
Revance Therapeutics (1) 2,594 51
Seelos Therapeutics (1)(2) 2,910 2
SIGA Technologies (1) 1,729 12
Supernus Pharmaceuticals (1) 1,810 59
Tarsus Pharmaceuticals (1) 276 5
Terns Pharmaceuticals (1) 998 3
TherapeuticsMD (1) 16,734 6
Theravance Biopharma (1)(2) 2,178 21
Theseus Pharmaceuticals (1) 443 5
Ventyx Biosciences (1) 412 6
Verrica Pharmaceuticals (1)(2) 534 4
WaVe Life Sciences (1) 1,555 3
Zogenix, CVR (1)(3) 1,960 1
1,543
Total Health Care 16,625
INDUSTRIALS & BUSINESS SERVICES 15.3%
Aerospace & Defense 0.7%
AAR (1) 1,286 62
Aerojet Rocketdyne Holdings (1) 2,759 109
AeroVironment (1) 794 75
AerSale (1) 585 9
Astronics (1) 942 12
Byrna Technologies (1) 684 6
Cadre Holdings  190 5
Ducommun (1) 373 19
Kaman  978 42
Maxar Technologies  2,612 103
Moog, Class A  1,021 90
National Presto Industries  172 13
Park Aerospace  755 10

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Parsons (1) 968 37
Triumph Group (1) 2,377 60
Vectrus (1) 383 14
666
Air Freight & Logistics 0.4%
Air Transport Services Group (1) 2,191 73
Atlas Air Worldwide Holdings (1) 1,015 88
Forward Air  947 93
Hub Group, Class A (1) 1,168 90
Radiant Logistics (1) 1,480 9
353
Airlines 0.3%
Allegiant Travel (1) 561 91
Frontier Group Holdings (1) 1,227 14
Hawaiian Holdings (1) 1,837 36
Mesa Air Group (1) 1,475 6
SkyWest (1) 1,755 51
Spirit Airlines (1) 3,597 79
Sun Country Airlines Holdings (1) 1,135 30
307
Building Products 1.2%
AAON  1,481 83
American Woodmark (1) 569 28
Apogee Enterprises  853 40
Caesarstone  766 8
Cornerstone Building Brands (1) 2,023 49
CSW Industrials  545 64
Gibraltar Industries (1) 1,238 53
Griffon  1,922 39
Insteel Industries  667 25
JELD-WEN Holding (1) 3,325 67
Masonite International (1) 869 77
PGT Innovations (1) 2,078 37
Quanex Building Products  1,189 25
Resideo Technologies (1) 5,260 125
Simpson Manufacturing  1,592 174
UFP Industries  2,238 173
View (1) 3,458 6
Zurn Water Solutions  4,477 159
1,232
Commercial Services & Supplies 1.8%
ABM Industries  2,491 115
ACCO Brands  3,448 28
Aris Water Solution, Class A  681 12

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Brady, Class A  1,764 82
BrightView Holdings (1) 1,675 23
Brink's  1,804 123
Casella Waste Systems, Class A (1) 1,841 161
CECO Environmental (1) 1,185 6
Cimpress (1) 617 39
CompX International  38 1
CoreCivic (1) 4,372 49
Deluxe  1,510 46
Ennis  950 17
GEO Group, REIT (1)(2) 4,393 29
Harsco (1) 2,879 35
Healthcare Services Group  2,706 50
Heritage-Crystal Clean (1) 585 17
HNI  1,542 57
Interface  2,080 28
KAR Auction Services (1) 4,390 79
Kimball International, Class B  1,340 11
Matthews International, Class A  1,163 38
MillerKnoll  2,740 95
Montrose Environmental Group (1) 913 48
NL Industries  295 2
Pitney Bowes  6,445 33
SP Plus (1) 826 26
Steelcase, Class A  3,145 38
Team (1) 2,313 5
Tetra Tech  1,969 325
U.S. Ecology (1) 1,120 54
UniFirst  546 101
Viad (1) 725 26
VSE  364 17
1,816
Construction & Engineering 1.6%
Ameresco, Class A (1) 1,095 87
API Group (1) 7,403 156
Arcosa  1,810 104
Argan  528 21
Comfort Systems USA  1,300 116
Concrete Pumping Holdings (1) 877 6
Construction Partners, Class A (1) 1,503 39
Dycom Industries (1) 1,049 100
EMCOR Group  1,946 219
Fluor (1) 5,138 147
Granite Construction  1,688 55
Great Lakes Dredge & Dock (1) 2,324 33

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IES Holdings (1) 319 13
Infrastructure & Energy Alternatives (1) 1,055 12
INNOVATE (1)(2) 1,697 6
Matrix Service (1) 884 7
MYR Group (1) 585 55
Northwest Pipe (1) 386 10
NV5 Global (1) 480 64
Primoris Services  1,966 47
Sterling Construction (1) 1,047 28
Tutor Perini (1) 1,454 16
WillScot Mobile Mini Holdings (1) 7,588 297
1,638
Electrical Equipment 1.0%
Advent Technologies Holdings (1) 1,178 3
Allied Motion Technologies  453 13
American Superconductor (1) 920 7
Array Technologies (1) 4,643 52
Atkore (1) 1,681 165
AZZ  812 39
Babcock & Wilcox Enterprises (1) 2,052 17
Beam Global (1)(2) 419 9
Blink Charging (1)(2) 1,298 34
Bloom Energy, Class A (1) 5,214 126
Encore Wire  722 82
EnerSys  1,561 116
Eos Energy Enterprises (1)(2) 1,802 8
FTC Solar (1)(2) 1,442 7
FuelCell Energy (1)(2) 13,505 78
GrafTech International  7,332 71
Powell Industries  305 6
Preformed Line Products  88 6
Romeo Power (1)(2) 3,448 5
Stem (1) 4,186 46
Thermon Group Holdings (1) 1,218 20
TPI Composites (1) 1,307 18
Vicor (1) 732 52
980
Machinery 3.6%
AgEagle Aerial Systems (1)(2) 3,261 4
Alamo Group  356 51
Albany International, Class A  1,086 92
Altra Industrial Motion  2,403 94
Astec Industries  790 34
Barnes Group  1,682 68
Blue Bird (1) 632 12

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chart Industries (1) 1,336 229
CIRCOR International (1) 634 17
Columbus McKinnon  985 42
Commercial Vehicle Group (1) 1,273 11
Desktop Metal, Class A (1)(2) 6,851 32
Douglas Dynamics  834 29
Energy Recovery (1) 1,540 31
Enerpac Tool Group  2,239 49
EnPro Industries  732 72
ESCO Technologies  908 63
Evoqua Water Technologies (1) 4,279 201
Federal Signal  2,226 75
Franklin Electric  1,740 145
Gorman-Rupp  802 29
Greenbrier  1,211 62
Helios Technologies  1,142 92
Hillenbrand  2,684 119
Hydrofarm Holdings Group (1)(2) 1,475 22
Hyliion Holdings (1)(2) 4,228 19
Hyster-Yale Materials Handling  392 13
Ideanomics (1)(2) 16,844 19
John Bean Technologies  1,148 136
Kadant  417 81
Kennametal  3,054 87
Lindsay  399 63
Luxfer Holdings  1,029 17
Manitowoc (1) 1,210 18
Mayville Engineering (1) 311 3
Meritor (1) 2,509 89
Miller Industries  354 10
Mueller Industries  2,092 113
Mueller Water Products, Class A  5,648 73
Nikola (1)(2) 8,335 89
NN (1) 1,506 4
Omega Flex  114 15
Park-Ohio Holdings  300 4
Proto Labs (1) 966 51
RBC Bearings (1) 1,016 197
REV Group  1,306 18
Shyft Group  1,306 47
SPX (1) 1,647 81
SPX FLOW  1,580 136
Standex International  439 44
Tennant  644 51
Terex  2,452 87
Titan International (1) 1,913 28

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Trinity Industries  2,826 97
Wabash National  1,823 27
Watts Water Technologies, Class A  1,003 140
Welbilt (1) 4,788 114
3,646
Marine 0.3%
Costamare  1,977 34
Eagle Bulk Shipping (2) 325 22
Genco Shipping & Trading  1,193 28
Matson  1,518 183
Safe Bulkers  2,310 11
278
Professional Services 1.8%
Acacia Research (1) 1,788 8
ASGN (1) 1,853 216
Atlas Technical Consultants (1) 548 7
Barrett Business Services  249 19
CBIZ (1) 1,828 77
CRA International  258 22
Exponent  1,891 204
First Advantage (1) 2,049 41
Forrester Research (1) 387 22
Franklin Covey (1) 446 20
Heidrick & Struggles International  715 28
HireQuest (2) 238 5
HireRight Holdings (1) 909 16
Huron Consulting Group (1) 745 34
ICF International  655 62
Insperity  1,327 133
KBR  5,210 285
Kelly Services, Class A  1,343 29
Kforce  704 52
Korn Ferry  2,007 130
ManTech International, Class A  968 83
Mistras Group (1) 693 5
Resources Connection  1,156 20
Sterling Check (1) 569 15
TriNet Group (1) 1,475 145
TrueBlue (1) 1,237 36
Upwork (1) 4,287 100
Willdan Group (1) 394 12
1,826
Road & Rail 0.9%
ArcBest  898 72

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Avis Budget Group (1) 1,507 397
Covenant Logistics Group, Class A  493 11
Daseke (1) 1,486 15
Heartland Express  1,684 24
HyreCar (1) 489 1
Marten Transport  2,144 38
PAM Transportation Services (1) 256 9
Saia (1) 965 235
U.S. Xpress Enterprises, Class A (1) 1,358 5
Universal Logistics Holdings  314 7
Werner Enterprises  2,178 89
Yellow (1) 1,855 13
916
Trading Companies & Distributors 1.7%
Alta Equipment Group (1) 684 8
Applied Industrial Technologies  1,408 145
Beacon Roofing Supply (1) 2,078 123
BlueLinx Holdings (1) 329 24
Boise Cascade  1,397 97
Custom Truck One Source (1) 2,171 18
DXP Enterprises (1) 578 16
EVI Industries (1)(2) 191 4
GATX  1,289 159
Global Industrial  438 14
GMS (1) 1,517 76
H&E Equipment Services  1,219 53
Herc Holdings  912 152
Karat Packaging (1) 224 4
Lawson Products (1) 147 6
McGrath RentCorp  857 73
MRC Global (1) 2,917 35
NOW (1) 4,028 44
Rush Enterprises, Class A  1,566 80
Rush Enterprises, Class B  236 11
Textainer Group Holdings  1,670 64
Titan Machinery (1) 686 19
Transcat (1) 253 21
Triton International  2,457 172
Veritiv (1) 519 69
WESCO International (1) 1,620 211
Willis Lease Finance (1) 102 3
1,701
Total Industrials & Business Services 15,359

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 13.6%
Communications Equipment 0.7%
ADTRAN  1,756 32
Aviat Networks (1) 370 11
CalAmp (1) 1,309 10
Calix (1) 2,046 88
Cambium Networks (1) 355 8
Casa Systems (1) 1,217 5
Clearfield (1) 409 27
Comtech Telecommunications  911 14
Digi International (1) 1,246 27
DZS (1) 615 9
EMCORE (1) 1,329 5
Extreme Networks (1) 4,615 56
Harmonic (1) 3,301 31
Infinera (1)(2) 6,668 58
Inseego (1)(2) 2,948 12
KVH Industries (1) 662 6
NETGEAR (1) 1,074 27
NetScout Systems (1) 2,522 81
Plantronics (1) 1,577 62
Ribbon Communications (1) 2,547 8
Viavi Solutions (1) 8,406 135
712
Electronic Equipment, Instruments & Components 2.3%
908 Devices (1) 759 14
Advanced Energy Industries  1,376 118
Aeva Technologies (1) 3,887 17
Akoustis Technologies (1)(2) 1,921 13
Arlo Technologies (1) 3,075 27
Badger Meter  1,047 104
Belden  1,662 92
Benchmark Electronics  1,241 31
CTS  1,196 42
Daktronics (1) 1,553 6
ePlus (1) 947 53
Fabrinet (1) 1,348 142
FARO Technologies (1) 625 32
Identiv (1) 786 13
II-VI (1)(2) 3,861 280
Insight Enterprises (1) 1,261 135
Iteris (1) 1,695 5
Itron (1) 1,698 90
Kimball Electronics (1) 841 17

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Knowles (1) 3,204 69
Luna Innovations (1) 1,103 9
Methode Electronics  1,325 57
MicroVision (1)(2) 6,022 28
Napco Security Technologies (1) 1,058 22
nLight (1) 1,628 28
Novanta (1) 1,285 183
OSI Systems (1) 590 50
Ouster (1)(2) 4,696 21
PAR Technology (1)(2) 969 39
PC Connection  370 19
Plexus (1) 988 81
Rogers (1) 680 185
Sanmina (1) 2,242 91
ScanSource (1) 931 32
TTM Technologies (1) 3,736 55
Velodyne Lidar (1) 2,565 7
Vishay Intertechnology  4,907 96
Vishay Precision Group (1) 483 16
2,319
IT Services 1.6%
BigCommerce Holdings, Series 1 (1) 1,785 39
Brightcove (1) 1,484 12
Cantaloupe (1) 2,140 14
Cass Information Systems  476 18
Conduent (1) 6,116 32
CSG Systems International  1,134 72
DigitalOcean Holdings (1) 1,901 110
EVERTEC  2,238 92
Evo Payments, Class A (1) 1,754 40
ExlService Holdings (1) 1,198 172
Flywire (1) 2,081 64
GreenBox POS (1)(2) 565 2
Grid Dynamics Holdings (1) 1,680 24
Hackett Group  853 20
I3 Verticals, Class A (1) 734 20
IBEX (1) 245 4
International Money Express (1) 1,195 25
Kratos Defense & Security Solutions (1) 4,527 93
Limelight Networks (1) 4,576 24
LiveRamp Holdings (1) 2,446 91
Maximus  2,262 169
MoneyGram International (1) 3,244 34
Paya Holdings (1) 3,140 18
Perficient (1) 1,183 130

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Priority Technology Holdings (1) 368 2
Rackspace Technology (1)(2) 1,998 22
Remitly Global (1) 466 5
Repay Holdings (1)(2) 3,117 46
StarTek (1) 654 3
TTEC Holdings  644 53
Tucows, Class A (1) 349 24
Unisys (1) 2,441 53
Verra Mobility (1) 5,529 90
1,617
Semiconductors & Semiconductor Equipment 3.3%
Alpha & Omega Semiconductor (1) 769 42
Ambarella (1) 1,287 135
Amkor Technology  3,726 81
Atomera (1)(2) 736 10
Axcelis Technologies (1) 1,183 89
AXT (1) 1,442 10
CEVA (1) 794 32
CMC Materials  1,031 191
Cohu (1) 1,768 52
Credo Technology Group Holding (1) 777 12
Diodes (1) 1,641 143
FormFactor (1) 2,858 120
Ichor Holdings (1) 1,063 38
Impinj (1) 660 42
Kopin (1) 2,657 7
Kulicke & Soffa Industries (2) 2,271 127
Lattice Semiconductor (1) 5,008 305
MACOM Technology Solutions Holdings (1) 1,851 111
MaxLinear (1) 2,606 152
Meta Materials (1)(2) 7,507 13
NeoPhotonics (1) 1,887 29
NVE  156 9
Onto Innovation (1) 1,820 158
PDF Solutions (1) 1,085 30
Photronics (1) 2,143 36
Power Integrations  2,176 202
Rambus (1) 3,951 126
Semtech (1) 2,396 166
Silicon Laboratories (1) 1,386 208
SiTime (1) 586 145
SkyWater Technology (1)(2) 327 4
SMART Global Holdings (1) 1,820 47
SunPower (1) 2,899 62
Synaptics (1) 1,446 288

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ultra Clean Holdings (1) 1,576 67
Veeco Instruments (1) 1,832 50
3,339
Software 5.5%
8x8 (1) 4,119 52
A10 Networks  2,215 31
ACI Worldwide (1) 4,271 134
Agilysys (1) 751 30
Alarm.com Holdings (1) 1,777 118
Alkami Technology (1) 1,046 15
Altair Engineering, Class A (1) 1,741 112
American Software, Class A  1,117 23
Appfolio, Class A (1) 692 78
Appian (1) 1,486 90
Arteris (1) 151 2
Asana, Class A (1)(2) 2,719 109
Avaya Holdings (1) 3,077 39
AvidXchange Holdings (1) 855 7
Benefitfocus (1) 935 12
Blackbaud (1) 1,799 108
Blackline (1) 2,016 148
Bottomline Technologies (1) 1,659 94
Box, Class A (1) 5,015 146
BTRS Holdings, Class A (1) 3,451 26
Cerence (1) 1,412 51
ChannelAdvisor (1) 1,074 18
Cleanspark (1)(2) 1,500 19
CommVault Systems (1) 1,669 111
Consensus Cloud Solutions (1) 552 33
CoreCard (1)(2) 248 7
Couchbase (1) 828 14
CS Disco (1) 551 19
Digimarc (1)(2) 491 13
Digital Turbine (1) 3,306 145
Domo, Class B (1)(2) 1,008 51
E2open Parent Holdings (1) 7,197 63
Ebix  946 31
eGain (1) 716 8
Enfusion, Class A (1) 849 11
EngageSmart (1) 651 14
Envestnet (1) 2,020 150
EverCommerce (1) 1,057 14
GTY Technology Holdings (1) 1,175 4
Instructure Holdings (1) 487 10
Intapp (1) 558 13

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
InterDigital  1,099 70
JFrog (1) 1,939 52
Kaltura (1)(2) 1,777 3
LivePerson (1) 2,381 58
Marathon Digital Holdings (1)(2) 3,503 98
MeridianLink (1) 799 14
MicroStrategy, Class A (1)(2) 341 166
Mimecast (1) 2,291 182
Mitek Systems (1)(2) 1,542 23
Model N (1) 1,320 36
Momentive Global (1) 4,797 78
ON24 (1) 1,052 14
OneSpan (1) 1,325 19
PagerDuty (1)(2) 3,072 105
Ping Identity Holding (1) 2,231 61
Progress Software  1,561 74
PROS Holdings (1)(2) 1,468 49
Q2 Holdings (1) 2,035 125
Qualys (1) 1,242 177
Rapid7 (1) 2,053 228
Rekor Systems (1)(2) 1,257 6
Rimini Street (1) 1,539 9
Riot Blockchain (1)(2) 3,889 82
Sailpoint Technologies Holdings (1) 3,325 170
Sapiens International  1,162 30
SecureWorks, Class A (1) 344 5
ShotSpotter (1) 360 10
Smith Micro Software (1) 1,741 7
Sprout Social, Class A (1) 1,649 132
SPS Commerce (1) 1,322 173
Stronghold Digital Mining, Class A (1) 220 1
Sumo Logic (1) 3,209 37
Telos (1) 1,425 14
Tenable Holdings (1) 3,354 194
Upland Software (1) 1,093 19
UserTesting (1)(2) 321 3
Varonis Systems (1) 3,871 184
Verint Systems (1) 2,371 123
Veritone (1)(2) 1,042 19
Viant Technology, Class A (1) 381 3
VirnetX Holding (1) 2,798 5
Vonage Holdings (1) 9,254 188
Weave Communications (1) 139 1
Workiva (1) 1,559 184
Xperi Holding  3,839 66
Yext (1) 4,179 29

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zuora, Class A (1) 4,167 62
5,561
Technology Hardware, Storage & Peripherals 0.2%
3D Systems (1) 4,492 75
Avid Technology (1) 1,282 45
Corsair Gaming (1)(2) 1,048 22
Diebold Nixdorf (1) 2,671 18
Eastman Kodak (1)(2) 1,678 11
Quantum (1) 1,982 4
Quantum, Rights, 4/18/22 (1) 1,982 —
Super Micro Computer (1) 1,595 61
Turtle Beach (1)(2) 574 12
248
Total Information Technology 13,796
MATERIALS 3.9%
Chemicals 1.9%
AdvanSix  960 49
American Vanguard  1,079 22
Amyris (1)(2) 6,487 28
Aspen Aerogels (1) 823 28
Avient  3,304 159
Balchem  1,177 161
Cabot  2,084 143
Chase  263 23
Danimer Scientific (1)(2) 3,391 20
Ecovyst  2,197 25
Ferro (1) 3,046 66
FutureFuel  940 9
GCP Applied Technologies (1) 2,463 77
Hawkins  688 32
HB Fuller  1,971 130
Ingevity (1) 1,403 90
Innospec  865 80
Intrepid Potash (1) 342 28
Koppers Holdings  786 22
Kronos Worldwide  831 13
Livent (1) 5,956 155
Marrone Bio Innovations (1)(2) 3,764 4
Minerals Technologies  1,170 77
Orion Engineered Carbons  2,180 35
PureCycle Technologies (1)(2) 2,083 17
Quaker Chemical (2) 487 84
Rayonier Advanced Materials (1) 2,278 15
Sensient Technologies  1,542 129

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stepan  786 78
Tredegar  933 11
Trinseo  1,382 66
Tronox Holdings, Class A  4,140 82
Valhi  85 3
Zymergen (1) 2,978 9
1,970
Construction Materials 0.1%
Summit Materials, Class A (1) 4,302 134
United States Lime & Minerals  73 8
142
Containers & Packaging 0.3%
Greif, Class A  905 59
Greif, Class B  203 13
Myers Industries  1,291 28
O-I Glass (1) 5,609 74
Pactiv Evergreen  1,628 16
Ranpak Holdings (1) 1,391 28
TriMas  1,603 52
270
Metals & Mining 1.5%
Allegheny Technologies (1) 4,590 123
Arconic (1) 3,887 100
Carpenter Technology  1,762 74
Century Aluminum (1) 1,885 50
Coeur Mining (1) 9,255 41
Commercial Metals  4,339 181
Compass Minerals International (2) 1,214 76
Constellium (1) 4,491 81
Gatos Silver (1) 1,677 7
Haynes International  429 18
Hecla Mining  19,360 127
Kaiser Aluminum  550 52
Materion  722 62
MP Materials (1) 2,786 160
Novagold Resources (1) 8,656 67
Olympic Steel  347 13
Perpetua Resources (1) 1,173 5
PolyMet Mining (1) 1,084 5
Ryerson Holding  637 22
Schnitzer Steel Industries, Class A  935 49
SunCoke Energy  3,043 27
TimkenSteel (1) 1,697 37
Warrior Met Coal  1,895 70

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Worthington Industries  1,173 60
1,507
Paper & Forest Products 0.1%
Clearwater Paper (1) 615 17
Glatfelter  1,465 18
Neenah  601 24
Schweitzer-Mauduit International  1,075 30
89
Total Materials 3,978
REAL ESTATE 7.7%
Equity Real Estate Investment Trusts 7.0%
Acadia Realty Trust, REIT  3,212 70
Agree Realty, REIT  2,532 168
Alexander & Baldwin, REIT  2,617 61
Alexander's, REIT  77 20
American Assets Trust, REIT  1,868 71
Apartment Investment & Management, Class A, REIT (1) 5,692 42
Apple Hospitality REIT, REIT  7,857 141
Armada Hoffler Properties, REIT  2,483 36
Ashford Hospitality Trust, REIT (1)(2) 609 6
Braemar Hotels & Resorts, REIT  2,065 13
Brandywine Realty Trust, REIT  6,186 87
Broadstone Net Lease, REIT  5,748 125
BRT Apartments, REIT  466 11
CareTrust REIT  3,537 68
CatchMark Timber Trust, Class A, REIT  1,760 14
Centerspace, REIT  497 49
Chatham Lodging Trust, REIT (1) 1,715 24
City Office REIT, REIT  1,588 28
Clipper Realty, REIT  433 4
Community Healthcare Trust, REIT  920 39
Corporate Office Properties Trust, REIT  4,110 117
CTO Realty Growth, REIT  207 14
DiamondRock Hospitality, REIT (1) 7,645 77
DigitalBridge Group, REIT (1) 17,682 127
Diversified Healthcare Trust, REIT  8,499 27
Easterly Government Properties, REIT  3,201 68
EastGroup Properties, REIT  1,475 300
Empire State Realty Trust, Class A, REIT  5,181 51
Equity Commonwealth, REIT (1) 3,835 108
Essential Properties Realty Trust, REIT  4,397 111
Farmland Partners, REIT  998 14
Four Corners Property Trust, REIT  2,843 77
Franklin Street Properties, REIT  3,595 21

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Getty Realty, REIT  1,529 44
Gladstone Commercial, REIT  1,411 31
Gladstone Land, REIT  1,176 43
Global Medical REIT, REIT  2,157 35
Global Net Lease, REIT  3,832 60
Healthcare Realty Trust, REIT  5,401 148
Hersha Hospitality Trust, REIT (1) 1,134 10
Independence Realty Trust, REIT  8,089 214
Indus Realty Trust, REIT  198 14
Industrial Logistics Properties Trust, REIT  2,363 54
Innovative Industrial Properties, REIT  839 172
iStar, REIT (2) 2,440 57
Kite Realty Group Trust, REIT  7,932 181
LTC Properties, REIT (2) 1,457 56
LXP Industrial Trust, REIT  10,252 161
Macerich, REIT  7,781 122
National Health Investors, REIT  1,645 97
National Storage Affiliates Trust, REIT  2,964 186
Necessity Retail REIT  4,465 35
NETSTREIT, REIT  1,401 31
NexPoint Residential Trust, REIT  788 71
Office Properties Income Trust, REIT  1,782 46
One Liberty Properties, REIT  620 19
Outfront Media, REIT  5,347 152
Paramount Group, REIT  6,814 74
Pebblebrook Hotel Trust, REIT  4,715 115
Phillips Edison, REIT  4,122 142
Physicians Realty Trust, REIT  8,072 142
Piedmont Office Realty Trust, Class A, REIT  4,503 78
Plymouth Industrial REIT, REIT  1,156 31
Postal Realty Trust, Class A, REIT  615 10
PotlatchDeltic, REIT  2,437 129
Preferred Apartment Communities, Class A, REIT  1,937 48
PS Business Parks, REIT  738 124
Retail Opportunity Investments, REIT  4,390 85
Retail Value, REIT  527 2
RLJ Lodging Trust, REIT  6,034 85
RPT Realty, REIT  3,085 43
Ryman Hospitality Properties, REIT (1) 1,998 185
Sabra Health Care REIT  8,303 124
Safehold, REIT  724 40
Saul Centers, REIT  419 22
Seritage Growth Properties, Class A, REIT (1) 1,385 18
Service Properties Trust, REIT  6,004 53
SITE Centers, REIT  6,314 106
STAG Industrial, REIT  6,515 269

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Summit Hotel Properties, REIT (1) 3,763 38
Sunstone Hotel Investors, REIT (1) 7,908 93
Tanger Factory Outlet Centers, REIT  3,749 64
Terreno Realty, REIT  2,700 200
UMH Properties, REIT  1,567 39
Uniti Group, REIT  7,237 100
Universal Health Realty Income Trust, REIT  477 28
Urban Edge Properties, REIT  4,200 80
Urstadt Biddle Properties, Class A, REIT  1,130 21
Veris Residential, REIT (1) 3,161 55
Washington Real Estate Investment Trust, REIT  3,106 79
Whitestone REIT, REIT  1,680 22
Xenia Hotels & Resorts, REIT (1) 4,145 80
7,052
Real Estate Management & Development 0.7%
Cushman & Wakefield (1) 5,022 103
Douglas Elliman  2,570 19
eXp World Holdings (2) 2,283 48
Fathom Holdings (1)(2) 225 2
Forestar Group (1) 608 11
FRP Holdings (1) 237 14
Kennedy-Wilson Holdings  4,394 107
Marcus & Millichap  841 44
Newmark Group, Class A  6,125 98
Rafael Holdings, Class B (1) 253 1
RE/MAX Holdings, Class A  666 18
Realogy Holdings (1) 4,160 65
Redfin (1)(2) 3,750 68
RMR Group, Class A  550 17
St. Joe  1,260 75
Tejon Ranch (1) 728 13
703
Total Real Estate 7,755
TRUSTS & FUNDS 0.7%
Trusts & Mutual Funds 0.7%
iShares Russell 2000 ETF (2) 3,621 743
Total Trusts & Funds 743
UTILITIES 3.0%
Electric Utilities 0.7%
ALLETE  1,860 125
MGE Energy  1,328 106
Otter Tail  1,553 97
PNM Resources  3,118 149

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Portland General Electric  3,273 180
Via Renewables  433 3
660
Gas Utilities 1.1%
Brookfield Infrastructure, Class A  2,351 177
Chesapeake Utilities  628 87
New Jersey Resources  3,514 161
Northwest Natural Holding  1,063 55
ONE Gas  1,963 173
South Jersey Industries  3,748 129
Southwest Gas Holdings  2,331 183
Spire  1,849 133
1,098
Independent Power & Renewable Electricity Producers 0.4%
Clearway Energy, Class A  1,325 44
Clearway Energy, Class C  3,010 110
Ormat Technologies  1,707 140
Sunnova Energy International (1) 3,192 73
367
Multi-Utilities 0.4%
Avista  2,611 118
Black Hills  2,360 181
NorthWestern  2,031 123
Unitil  557 28
450
Water Utilities 0.4%
American States Water  1,345 120
Artesian Resources, Class A  295 14
Cadiz (1)(2) 645 1
California Water Service Group  1,953 116
Global Water Resources  454 8
Middlesex Water  629 66
Pure Cycle (1) 683 8
SJW Group  979 68
York Water  447 20
421
Total Utilities 2,996
Total Common Stocks (Cost $104,797) 100,493

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 0.29% (4)(5) 376,419 376
376
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.17%, 6/23/22 (6) 60,000 60
60
Total Short-Term Investments (Cost $436) 436
SECURITIES LENDING COLLATERAL 6.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 6.2%
Money Market Funds 6.2%
T. Rowe Price Government Reserve Fund, 0.29% (4)(5) 6,305,755 6,306
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 6,306
Total Securities Lending Collateral (Cost $6,306) 6,306
Total Investments in Securities 106.1%
(Cost $111,539) $ 107,235
Other Assets Less Liabilities (6.1)% (6,134)
Net Assets 100.0% $ 101,101
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2022.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At March 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 5 Russell 2000 E-Mini Index contracts 6/22 517 $ 21
Net payments (receipts) of variation margin to date (27)
Variation margin receivable (payable) on open futures contracts $ (6)

T. ROWE PRICE Small-Cap Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — $ — $ —++
Totals $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 3,572  ¤  ¤ $ 6,682
Total $ 6,682^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,682.

T. ROWE PRICE Small-Cap Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Index Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Small-Cap Index Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions

T. ROWE PRICE Small-Cap Index Fund

between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 100,492 $ — $ 1 $ 100,493
Short-Term Investments 376 60 — 436
Securities Lending Collateral 6,306 — — 6,306
Total Securities 107,174 60 1 107,235
Futures Contracts* 21 — — 21
Total $ 107,195 $ 60 $ 1 $ 107,256
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Small-Cap Index Fund

have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.